Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	63 Months Ended	120 Months Ended
	May 31, 2025	May 31, 2025	May 31, 2025	May 31, 2025
Without Sales Load [Member] | C000057839
Average Annual Return [Line Items]
Average Annual Return, Percent	7.40%	6.89%		4.86%
Without Sales Load [Member] | C000092115
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	6.76%		4.72%
Without Sales Load [Member] | C000219332
Average Annual Return [Line Items]
Average Annual Return, Percent	7.99%	7.43%	7.00%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)		1.49%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%	(0.90%)	(0.68%)
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	7.79%		5.26%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	7.79%		5.26%
Morningstar LSTA Performing Loan Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.87%	7.79%	7.05%